Revenues - Summary of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 417,981	$ 59,770	¥ 456,152	¥ 117,426
Products air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	390,542	55,846	439,533	99,470
Products others [Member]
Disaggregation of Revenue [Line Items]
Revenues	14,495	2,073	1,108	1,490
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	405,037	57,919	440,641	100,960
Air mobility solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,612	660	3,787	5,259
Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	8,332	1,191	11,724	11,207
Service [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 12,944	$ 1,851	¥ 15,511	¥ 16,466